Consolidated Statement Of Changes In Shareholders' Equity - ARS ($) $ in Thousands	Total	Capital Stock [member]	Capital adjustments [member]	Share premium [member]	Other capital adjustments [member]	Merger premium [member]	Legal reserve [member]	Environmental reserve [member]	Optional reserve [member]	Future Dividends Reserve [member]	Exchange differences on translation of foreign operations gain / (losses) [member]	Retained Earnings [member]	Shareholders' equity attributable to owners of the parent company	Non-controlling Interest [member]
Beginning balance at Dec. 31, 2017	$ 29,594,188	$ 59,603	$ 4,745,549	$ 10,348,877	$ (1,672,407)	$ 1,567,326	$ 216,042	$ 7,502		$ 63,092	$ 71,017	$ 12,108,512	$ 27,515,113	$ 2,079,075
Appropriation as per Annual Shareholders' Meeting held on April 16, 2020:
Legal reserve							1,693					(1,693)
Optional reserve									$ 4,487,323			(4,487,323)
Other comprehensive income	987,894										503,842		503,842	484,052
Net income for the year	4,085,070											3,769,442	3,769,442	315,628
Other capital adjustments				(1,672,407)	$ 1,672,407
Ending balance at Dec. 31, 2018	34,667,152	59,603	4,745,549	8,676,470		1,567,326	217,735	7,502	4,487,323	63,092	574,859	11,388,938	31,788,397	2,878,755
Appropriation as per Annual Shareholders' Meeting held on April 16, 2020:
Legal reserve							569,447					(569,447)
Optional reserve									10,819,491			(10,819,491)
Other comprehensive income	(245,680)										(125,301)		(125,301)	(120,379)
Net income for the year	5,505,255											5,226,692	5,226,692	278,563
Ending balance at Dec. 31, 2019	39,926,727	59,603	4,745,549	8,676,470		1,567,326	787,182	7,502	15,306,814	63,092	449,558	5,226,692	36,889,788	3,036,939
Appropriation as per Annual Shareholders' Meeting held on April 16, 2020:
Legal reserve							173,848					(173,848)
Optional reserve									5,052,844			(5,052,844)
Distribution of dividends	(2,671,850)								(2,608,758)	$ (63,092)			(2,671,850)
Other comprehensive income	(286,411)										(146,074)		(146,074)	(140,337)
Reclassification of exchange differences on translation of foreign operation (Note 42)	(303,484)										$ (303,484)		(303,484)
Derecognition of non-controlling interest due to sale of subsidiary	(3,060,273)													(3,060,273)
Capital contribution to Ferrosur Roca S.A.—Minority shareholders	403,791													403,791
Net income for the year	11,382,119											11,351,024	11,351,024	31,095
Ending balance at Dec. 31, 2020	$ 45,390,619	$ 59,603	$ 4,745,549	$ 8,676,470		$ 1,567,326	$ 961,030	$ 7,502	$ 17,750,900			$ 11,351,024	$ 45,119,404	$ 271,215